Average Annual Total Returns - First Trust Low Duration Strategic Focus ETF	First Trust Low Duration Strategic Focus ETF 1 Year	First Trust Low Duration Strategic Focus ETF Since Inception	First Trust Low Duration Strategic Focus ETF Inception Date	First Trust Low Duration Strategic Focus ETF After tax on distributions 1 Year	First Trust Low Duration Strategic Focus ETF After tax on distributions Since Inception	First Trust Low Duration Strategic Focus ETF After tax on distributions and sale of fund shares 1 Year	First Trust Low Duration Strategic Focus ETF After tax on distributions and sale of fund shares Since Inception	Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	2.34%	3.97%	Jan. 03, 2019	1.24%	2.76%	1.38%	2.52%	5.17%	[1]	5.88%	[1]	4.71%	4.71%

[1]	The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 80-20 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.